Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

The Company has a lease for its corporate headquarters which expires on June 30, 2019. The lease is for a total of 5,275 square feet of office space located in South San Francisco, California. Rental expense for both years ended December 31, 2017 and 2016 was $208,000 each year. The future minimum lease payments required under the lease are as follows:

Amount (in thousands)
2018	$221
2019	112

Total lease obligations	$333